BRS-Q1

Quarterly Report
August 31, 2025
MFS®  Blended Research®
Small Cap Equity Fund

Portfolio of Investments
8/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 1.4%
CACI International, Inc., “A” (a)	4,615	$2,213,908
Firefly Aerospace, Inc. (a)	10,134	459,780
Karman Holdings, Inc. (a)	19,228	1,026,967
Standard Aero, Inc. (a)	28,253	748,422
		$4,449,077
Apparel Manufacturers – 0.3%
VF Corp.	54,358	$822,437
Automotive – 3.7%
Goodyear Tire & Rubber Co. (a)	82,418	$698,905
Lear Corp.	40,326	4,435,860
Methode Electronics, Inc.	129,789	1,003,269
REV Group, Inc.	55,821	2,970,235
Visteon Corp.	24,852	3,080,654
		$12,188,923
Biotechnology – 1.4%
Adaptive Biotechnologies Corp. (a)	26,423	$348,255
Arcus Biosciences, Inc. (a)	17,233	182,497
BioCryst Pharmaceuticals, Inc. (a)	94,631	786,384
Entrada Therapeutics, Inc. (a)	67,153	367,327
Exelixis, Inc. (a)	32,478	1,215,327
Novavax, Inc. (a)(l)	69,085	516,065
Protagonist Therapeutics, Inc. (a)	7,742	457,165
Prothena Corp. PLC (a)	34,116	279,751
Twist Bioscience Corp. (a)	10,112	272,721
		$4,425,492
Brokerage & Asset Managers – 0.3%
A-Mark Precious Metals, Inc.	19,401	$454,177
Hamilton Lane, Inc., “A”	3,052	471,046
		$925,223
Business Services – 4.2%
BlueLinx Holdings, Inc. (a)	20,567	$1,699,040
TriNet Group, Inc.	56,003	4,055,737
WNS (Holdings) Ltd. (a)	56,897	4,292,879
World Fuel Services Corp.	61,614	1,651,871
Yext, Inc. (a)	215,936	1,962,858
		$13,662,385
Chemicals – 2.6%
Avient Corp.	87,628	$3,277,287
BioLife Solutions, Inc. (a)	33,803	846,765
Element Solutions, Inc.	170,793	4,392,796
		$8,516,848
Computer Software – 5.3%
ACI Worldwide, Inc. (a)	49,563	$2,445,934
Alkami Technology, Inc. (a)	61,122	1,564,723
BILL Holdings, Inc. (a)	60,254	2,796,991
Clear Secure, Inc., “A”	76,946	2,793,909
Consensus Cloud Solutions, Inc. (a)	16,602	441,115
Elastic N.V. (a)	36,793	3,129,613
Five9, Inc. (a)	41,896	1,127,840

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
PagerDuty, Inc. (a)	77,003	$1,289,030
SentinelOne, Inc., “A” (a)	69,950	1,319,257
ServiceTitan, Inc., “A” (a)	2,207	236,657
		$17,145,069
Computer Software - Systems – 2.6%
Adtran Holdings, Inc. (a)	51,535	$483,398
Pitney Bowes, Inc.	37,558	455,203
Q2 Holdings, Inc. (a)	41,619	3,276,664
ScanSource, Inc. (a)	15,503	676,706
Verint Systems, Inc. (a)	173,007	3,527,613
		$8,419,584
Construction – 1.7%
Builders FirstSource, Inc. (a)	13,356	$1,852,210
Mohawk Industries, Inc. (a)	26,015	3,451,930
SiteOne Landscape Supply, Inc. (a)	975	139,659
		$5,443,799
Consumer Products – 2.0%
e.l.f. Beauty, Inc. (a)	1,326	$165,750
Herbalife Ltd. (a)	30,078	294,163
Newell Brands, Inc.	648,995	3,842,050
Prestige Consumer Healthcare, Inc. (a)	32,549	2,214,634
		$6,516,597
Consumer Services – 3.9%
Adtalem Global Education, Inc. (a)	38,318	$5,017,742
European Wax Center, Inc., “A” (a)	178,638	766,357
Grand Canyon Education, Inc. (a)	22,853	4,606,479
Lyft, Inc. (a)	142,154	2,305,738
		$12,696,316
Electrical Equipment – 1.5%
Armstrong World Industries, Inc.	25,374	$4,967,468
Electronics – 5.2%
Advanced Energy Industries, Inc.	35,450	$5,306,156
Allegro MicroSystems, Inc. (a)	29,020	895,267
Cirrus Logic, Inc. (a)	13,181	1,505,139
Formfactor, Inc. (a)	85,553	2,497,292
Kimball Electronics, Inc. (a)	46,629	1,346,179
Onto Innovation, Inc. (a)	1,747	185,182
Photronics, Inc. (a)	69,372	1,572,663
Plexus Corp. (a)	11,079	1,517,934
Sanmina Corp. (a)	17,350	2,038,972
		$16,864,784
Energy - Independent – 1.2%
Permian Resources Corp.	171,582	$2,451,907
SM Energy Co.	56,686	1,618,385
		$4,070,292
Energy - Integrated – 0.6%
National Gas Fuel Co.	21,737	$1,885,467
Energy - Renewables – 1.5%
Bloom Energy Corp. (a)	92,746	$4,909,973

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 3.8%
APi Group, Inc. (a)	114,426	$4,082,720
Centuri Holdings, Inc. (a)	18,567	394,363
Primoris Services Corp.	9,263	1,098,128
Sterling Infrastructure, Inc. (a)	12,724	3,544,016
Tutor Perini Corp. (a)	57,987	3,417,754
		$12,536,981
Food & Beverages – 0.9%
Simply Good Foods Co. (a)	101,141	$2,895,667
Gaming & Lodging – 0.7%
Gambling.com Group Ltd. (a)	34,170	$298,304
International Game Technology PLC (l)	126,282	2,101,333
		$2,399,637
Insurance – 5.8%
Hanover Insurance Group, Inc.	20,300	$3,521,644
Jackson Financial, Inc.	33,575	3,317,210
Kemper Corp.	64,352	3,452,485
Lincoln National Corp.	101,831	4,371,605
Voya Financial, Inc.	57,159	4,292,069
		$18,955,013
Internet – 2.1%
CarGurus, Inc. (a)	85,341	$2,952,798
EverQuote, Inc., “A” (a)	94,291	2,192,266
Yelp, Inc. (a)	52,658	1,665,046
		$6,810,110
Leisure & Toys – 2.1%
Corsair Gaming, Inc. (a)	386,598	$3,452,320
Mattel, Inc. (a)	124,119	2,271,378
Patrick Industries, Inc.	6,689	748,165
Playtika Holdings Corp.	117,248	434,990
		$6,906,853
Machinery & Tools – 3.0%
Albany International Corp.	46,490	$2,952,580
Flowserve Corp.	67,166	3,604,128
Olympic Steel, Inc.	31,906	1,075,551
Regal Rexnord Corp.	14,500	2,165,285
		$9,797,544
Major Banks – 0.3%
First Financial Corp.	18,573	$1,095,807
Medical & Health Technology & Services – 2.2%
Encompass Health Corp.	37,644	$4,583,533
Enhabit, Inc. (a)	64,203	505,920
HealthEquity, Inc. (a)	2,029	181,250
Owens & Minor, Inc. (a)	74,533	365,212
Teladoc Health, Inc. (a)	214,531	1,658,325
		$7,294,240
Medical Equipment – 4.2%
Anika Therapeutics, Inc. (a)	34,421	$322,869
Bio-Rad Laboratories, Inc., “A” (a)	3,081	917,768
Caris Life Sciences, Inc. (a)(l)	20,356	781,467
Concentra Group Holdings, Inc.	114,996	2,736,905

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Embecta Corp.	11,094	$160,641
Envista Holdings Corp. (a)	150,092	3,178,948
iRhythm Technologies, Inc. (a)	10,298	1,750,454
Lantheus Holdings, Inc. (a)	4,731	259,732
MiMedx Group, Inc. (a)	98,851	701,842
QuidelOrtho Corp. (a)	66,488	1,907,541
UFP Technologies, Inc. (a)	3,766	791,463
Veracyte, Inc. (a)	7,043	213,685
		$13,723,315
Metals & Mining – 0.4%
Ryerson Holding Corp.	60,818	$1,386,650
Natural Gas - Distribution – 1.5%
Southwest Gas Holdings, Inc.	38,786	$3,098,226
UGI Corp.	53,326	1,847,212
		$4,945,438
Oil Services – 3.1%
Expro Group Holdings N.V. (a)	245,175	$3,057,332
NOV, Inc.	162,616	2,161,167
Oil States International, Inc. (a)	283,950	1,590,120
Select Water Solutions, Inc.	97,142	827,650
Weatherford International PLC	38,453	2,449,648
		$10,085,917
Other Banks & Diversified Financials – 13.6%
Banc of California, Inc.	219,812	$3,719,219
Bread Financial Holdings, Inc.	34,544	2,286,467
Cathay General Bancorp, Inc.	92,292	4,606,294
Columbia Banking System, Inc.	167,192	4,475,730
East West Bancorp, Inc.	38,198	4,016,138
Hanmi Financial Corp.	6,584	165,653
Navient Corp.	88,081	1,207,590
Popular, Inc.	44,042	5,533,437
PROG Holdings, Inc.	49,586	1,747,411
Sezzle, Inc. (a)	7,502	709,689
Shore Bancshares, Inc.	40,996	704,721
SLM Corp.	110,584	3,459,068
Texas Capital Bancshares, Inc. (a)	46,857	4,056,410
UMB Financial Corp.	43,041	5,246,698
United Community Bank, Inc.	70,654	2,359,844
		$44,294,369
Pharmaceuticals – 7.0%
ACADIA Pharmaceuticals, Inc. (a)	45,133	$1,173,007
Alkermes PLC (a)	33,040	957,169
Amicus Therapeutics, Inc. (a)	93,164	707,115
Amneal Pharmaceuticals, Inc. (a)	130,171	1,244,435
Arcturus Therapeutics Holdings, Inc. (a)	45,538	774,601
Catalyst Pharmaceuticals, Inc. (a)	57,480	1,183,513
Collegium Pharmaceutical, Inc. (a)	5,187	201,256
Cytokinetics, Inc. (a)	27,244	962,530
Ionis Pharmaceuticals, Inc. (a)	18,372	783,290
Jazz Pharmaceuticals PLC (a)	6,358	812,234
Kiniksa Pharmaceuticals International PLC (a)	49,393	1,654,172
Kymera Therapeutics, Inc. (a)	28,394	1,169,833
Neurocrine Biosciences, Inc. (a)	6,409	894,696
Nurix Therapeutics, Inc. (a)	33,487	312,769

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Organon & Co.	252,707	$2,380,500
Phibro Animal Health Corp., “A”	65,130	2,414,369
PTC Therapeutics, Inc. (a)	33,095	1,632,576
REGENXBIO, Inc. (a)	85,352	762,193
Rigel Pharmaceuticals, Inc. (a)	39,323	1,527,699
Ultragenyx Pharmaceutical, Inc. (a)	16,223	486,041
Vanda Pharmaceuticals, Inc. (a)	136,251	644,467
Zymeworks, Inc. (a)	20,848	308,759
		$22,987,224
Printing & Publishing – 0.3%
Quad/Graphics, Inc.	123,486	$822,417
Real Estate – 2.0%
Cushman & Wakefield PLC (a)	75,978	$1,198,173
Essential Properties Realty Trust, REIT	150,677	4,719,204
Four Corners Property Trust, Inc., REIT	20,672	535,198
Uniti Group/CSL Capital Co. (a)	17,254	108,700
		$6,561,275
Real Estate - Office – 2.8%
Cousins Properties, Inc., REIT	22,551	$665,029
Highwoods Properties, Inc., REIT	132,272	4,170,536
Piedmont Office Realty Trust, Inc., REIT	523,143	4,431,021
		$9,266,586
Restaurants – 1.0%
Chefs' Warehouse, Inc. (a)	52,833	$3,335,876
Specialty Stores – 0.7%
Bath & Body Works, Inc.	61,453	$1,795,042
Genesco, Inc. (a)	17,170	549,097
		$2,344,139
Trucking – 0.6%
Saia, Inc. (a)	6,257	$1,854,950
Utilities - Electric Power – 2.0%
Hawaiian Electric Industries, Inc. (a)	148,961	$1,930,535
Portland General Electric Co.	110,064	4,708,538
		$6,639,073
Total Common Stocks		$324,848,815
Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 4.33% (v)	1,619,353	$1,619,515
Collateral for Securities Loaned – 0.9%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.23% (j)	3,126,175	$3,126,175

Other Assets, Less Liabilities – (0.9)%		(3,062,591)
Net Assets – 100.0%		$326,531,914

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,619,515 and
$327,974,990, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(l)	A portion of this security is on loan.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$324,848,815	$—	$—	$324,848,815
Investment Companies	4,745,690	—	—	4,745,690
Total	$329,594,505	$—	$—	$329,594,505
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended August 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,698,528	$17,669,058	$17,748,554	$418	$65	$1,619,515

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$21,008	$—